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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116



Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000


Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine            Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               10
                                        -----------

Form 13F Information Table Entry Total:           9
                                        -----------

Form 13F Information Table Value Total:     304,562
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1.     28-14551                     Sankaty Credit Member, LLC

    2.     28-14552                     Sankaty Credit Member (Offshore), Ltd.

    3.     28-14550                     Sankaty Credit Opportunities Investors
                                        III, LLC

    4.     28-14556                     Sankaty Credit Opportunities III, L.P.

    5.     28-14554                     Sankaty Credit Opportunities Investors
                                        IV, LLC

    6.     28-14555                     Sankaty Credit Opportunities IV, L.P.

    7.     28-14557                     Sankaty Credit Opportunities (Offshore
                                        Master) IV, L.P

    8.     28-14553                     Sankaty Credit Opportunities Investors
                                        (Offshore) IV, L.P.

    9.     28-14558                     Prospect Harbor Investors, LLC

    10.    28-14559                     Prospect Harbor Credit Partners, L.P.

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                             SANKATY ADVISORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/11

                                                                         VALUE   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP    SHARES   (X$1000) DISCRETION  MANAGERS SOLE SHARED  NONE
ACCURIDE CORP NEW                   COM NEW         00439T206 2,433,370 $17,326   (OTHER)                             X
AEROFLEX HLDG CORP                  COM             007767106 3,430,986 $35,133   (OTHER)                             X
DANA HLDG CORP                      COM             235825205 4,326,022 $52,561   (OTHER)                             X
DDI CORP                            COM 0.0001 NEW  233162502   137,385 $ 1,282   (OTHER)                             X
JDA SOFTWARE GROUP INC              COM             46612K108 1,800,033 $58,303   (OTHER)                             X
NRG ENERGY INC                      COM NEW         629377508   325,469 $ 5,897   (OTHER)                             X
SPIRIT AEROSYSTEMS HLDGS INC        COM CL A        848574109 3,077,257 $63,945   (OTHER)                             X
SWIFT TRANSN CO                     COM             87074U101 4,668,325 $38,467   (OTHER)                             X
VERINT SYS INC                      COM             92343X100 1,149,129 $31,647   (OTHER)                             X

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